Financial instruments: valuation - Liabilities at Amortised Cost (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Fair value of liabilities
Financial Liabilities	£ 652,775	£ 655,485
Amortised cost
Fair value of liabilities
Financial Liabilities	530,453	521,875
Deposits by banks
Fair value of liabilities
Financial Liabilities	25,626	22,190
Deposits by banks | Amortised cost
Fair value of liabilities
Financial Liabilities	25,626	22,190
Customer deposits
Fair value of liabilities
Financial Liabilities	432,975	431,377
Customer deposits | Amortised cost
Fair value of liabilities
Financial Liabilities	432,975	431,377
Settlement balances liabilities
Fair value of liabilities
Financial Liabilities	7,142	6,645
Settlement balances liabilities | Amortised cost
Fair value of liabilities
Financial Liabilities	7,142	6,645
Financial liabilities (other)
Fair value of liabilities
Financial Liabilities	58,275	55,089
Financial liabilities (other) | Amortised cost
Fair value of liabilities
Financial Liabilities	54,987	52,201
Debt securities in issue | Amortised cost
Fair value of liabilities
Financial Liabilities	55,000	52,200
Financial liabilities, subordinated
Fair value of liabilities
Financial Liabilities	6,032	5,714
Financial liabilities, subordinated | Amortised cost
Fair value of liabilities
Financial Liabilities	5,803	5,477
Notes in circulation
Fair value of liabilities
Financial Liabilities	3,254	3,237
Notes in circulation | Amortised cost
Fair value of liabilities
Financial Liabilities	3,254	3,237
Items where fair value approximates carrying value | Deposits by banks | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	4,400	4,200
Items where fair value approximates carrying value | Customer deposits | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	352,900	351,500
Items where fair value approximates carrying value | Settlement balances liabilities | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	7,100	6,600
Items where fair value approximates carrying value | Notes in circulation | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	3,300	3,200
Not measured at fair value in statement of financial position but for which fair value is disclosed | Deposits by banks | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	25,600	22,300
Not measured at fair value in statement of financial position but for which fair value is disclosed | Deposits by banks | Level 2 | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	17,500	15,400
Not measured at fair value in statement of financial position but for which fair value is disclosed | Deposits by banks | Level 3 | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	3,700	2,700
Not measured at fair value in statement of financial position but for which fair value is disclosed | Customer deposits | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	432,600	431,000
Not measured at fair value in statement of financial position but for which fair value is disclosed | Customer deposits | Level 2 | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	29,900	30,700
Not measured at fair value in statement of financial position but for which fair value is disclosed | Customer deposits | Level 3 | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	49,800	48,800
Not measured at fair value in statement of financial position but for which fair value is disclosed | Settlement balances liabilities | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	7,100	6,600
Not measured at fair value in statement of financial position but for which fair value is disclosed | Debt securities in issue | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	55,000	52,200
Not measured at fair value in statement of financial position but for which fair value is disclosed | Debt securities in issue | Level 2 | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	45,000	41,700
Not measured at fair value in statement of financial position but for which fair value is disclosed | Debt securities in issue | Level 3 | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	10,000	10,500
Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial liabilities, subordinated | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	5,800	5,400
Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial liabilities, subordinated | Level 2 | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	5,800	5,400
Not measured at fair value in statement of financial position but for which fair value is disclosed | Notes in circulation | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	3,300	3,200
At fair value
Fair value of liabilities
Fair value, Financial Liabilities	118,533	129,156
At fair value | Level 1
Fair value of liabilities
Fair value, Financial Liabilities	7,843	7,936
At fair value | Level 2
Fair value of liabilities
Fair value, Financial Liabilities	110,004	120,529
At fair value | Level 3
Fair value of liabilities
Fair value, Financial Liabilities	686	691	£ 897	£ 976
At fair value | Financial liabilities (other) | Level 3
Fair value of liabilities
Fair value, Financial Liabilities	26	3
At fair value | Financial liabilities, subordinated
Fair value of liabilities
Fair value, Financial Liabilities	229	237
At fair value | Financial liabilities, subordinated | Level 2
Fair value of liabilities
Fair value, Financial Liabilities	£ 229	£ 237